Note 6 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Repayments of Long-term Debt		$ 927,000	$ 13,852,125
Limited Dividends Percentage Loans to Profits		60.00%
Restricted Cash and Cash Equivalents		$ 7,570,000
Interest Expense		$ 691,498	$ 280,715
Debt Instrument, Interest Rate During Period		5.31%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument Variable Interest Rate		0.94%
Debt Instrument, Basis Spread on Variable Rate		4.37%
Current Assets and Long-term Assets [Member]
Restricted Cash and Cash Equivalents		$ 7,037,958		$ 5,605,740
Xingang Shipping Ltd. / Joanna Maritime Ltd. [Member] | Subsequent Event [Member]
Repayments of Long-term Debt	$ 1,103,915
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd and Pantelis Shipping Corp. [Member] | Subsequent Event [Member]
Repayments of Long-term Debt	$ 400,000